Cover	Jun. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2022
Entity File Number	000-53166
Entity Registrant Name	MusclePharm Corporation
Entity Central Index Key	0001415684
Entity Tax Identification Number	77-0664193
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6728 W. Sunset Rd., Ste. 130
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(800)
Local Phone Number	859-3010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false